CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Cash dividends paid, per share	$ 0.50	$ 0.50	$ 1.30	$ 1.20	$ 1.10